Income Taxes - Schedule of Statutory Income Tax Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Income Tax Rate [Abstract]
Income before income tax expense, amount		$ 12,145,994	$ 8,418,346	$ 7,330,292
Statutory income tax rate, amount		22.00%	23.00%	24.00%
Income tax expense at statutory rate, amount		$ 2,672,119	$ 1,936,220	$ 1,759,269
Income tax expense at statutory rate, percentage		22.00%	23.00%	24.00%
Tax rate change, amount	[1]		$ 21	$ 43
Tax rate change, percentage	[1]		0.00%	0.00%
Impact of varying tax rates – Cayman Islands, amount	[2]	$ 204,242
Impact of varying tax rates – Cayman Islands, percentage	[2]	1.70%
Impact of varying tax rates – Other foreign jurisdictions, amount	[2]	$ 1,368	$ 5,333	$ 3,806
Impact of varying tax rates – Other foreign jurisdictions, percentage	[2]		0.10%	0.10%
Release of prior-year tax liabilities due to lapse of statute of limitations, amount		$ (2,543,349)
Release of prior-year tax liabilities due to lapse of statute of limitations, percentage		(20.90%)
Income tax expenses, amount		$ 334,380	$ 1,941,574	$ 1,763,118
Income tax expenses, percentage		2.80%	23.10%	24.10%

[1]	Represents the impact of the gradual reduction of the Philippine corporate income tax rate under the CREATE Law on the measurement of deferred tax balances.
[2]	Represents the impact of varying tax jurisdictions, primarily the rate differentials between the Philippines statutory rate and the income generated by the subsidiaries in Hong Kong (subject to 8.25%/16.5%) and the Cayman Islands (subject to 0%).